16. Segment Information	3 Months Ended
Dec. 31, 2013
Notes
16. Segment Information

16.                Segment Information

The Company operates two business segments based primarily on the nature of the Company’s products. The Chronic Illness Monitoring segment is engaged in the business of developing, distributing and marketing mobile monitoring of patient vital signs and physical activity to self-insured companies, insurance companies, and disease management companies. The CareServices segment is engaged in the business of developing, distributing and marketing mobile health monitoring and concierge services to distributors and consumers. The Company previously operated a reagents business which was sold in June 2013.  The Company no longer holds any ownership interest in the reagents business.

At the corporate level, the Company raises capital and provides for the administrative operations of the Company as a whole.

The following table reflects certain financial information relating to each reportable segment as of December 31, 2013 and 2012 and for the three months then ended:

	Corporate	Chronic Illness Monitoring	CareServices	Reagents	Total
As of December 31, 2013 and for the Three Months then Ended
Revenues	$ -	$ 2,079,467	$ 348,791	$ -	$ 2,428,258
Net income (loss)	(2,796,700)	347,642	(302,783)	-	(2,751,841)
Interest expense, net	1,269,076	-	-	-	1,269,076
Total assets	615,490	9,283,374	2,099,225	-	11,998,089
Property and equipment purchases	51,648	-	-	-	51,648
Depreciation and amortization	29,833	28,610	237,139	-	295,582

As of December 31, 2012 and for the Three Months then Ended
Revenues	$ -	$ 1,953,605	$ 419,688	$ 124,469	$ 2,497,762
Net loss	(2,291,343)	(231,855)	(1,043,777)	(13,742)	(3,580,717)
Interest expense, net	1,023,593	-	-	-	1,023,593
Total assets	321,002	3,762,372	3,110,652	141,764	7,335,790
Property and equipment purchases	19,194	-	109,341	888	129,423
Depreciation and amortization	21,536	28,610	248,278	3,240	301,664